Earnings per share - Computations of ordinary shares outstanding, excluding nonvested restricted stock - (Details) - shares	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Earnings Per Share [Abstract]
Ordinary share issued (in shares)	204,543,739	215,543,739
Treasury stock, at cost (in shares)	(9,384,417)	(13,050,571)
Ordinary shares outstanding (in shares)	195,159,322	202,493,168
Shares of unvested restricted stock (in shares)	(4,975,247)	(4,561,249)	(4,233,182)
Ordinary shares outstanding, excluding shares of unvested restricted stock (in shares)	190,184,075	197,931,919